Employee Benefit Plans - Schedule of Amounts Recognized in Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amounts recognized in the balance sheet consist of:
Non-current liability	$ 15,806	$ 14,757	$ 15,773
Net amount recognized	$ 15,806	$ 14,757